Financial risk management - Disclosure of the Group's current facilities (Details) € in Millions, $ in Millions	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 USD ($)	Jun. 28, 2024 EUR (€)
Financial risk management
Committed unused	€ 1,016
Borrowings Utilised	342
New Debt Facility
Financial risk management
Committed unused	224
Borrowings Utilised	326
New Debt Facility (RCF + term loan)
Financial risk management
Committed unused	188
Borrowings Utilised	262
New Debt Facility - Guarantee
Financial risk management
Committed unused	36
Borrowings Utilised	64
P-Class Facility
Financial risk management
Committed unused	425
M-Class Facility (USD 436 million)
Financial risk management
Committed unused	403
Notional amount | $		$ 436
HoldCo Facility
Financial risk management
Borrowings Utilised	€ 80		€ 30